UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
                                               ------------------

Check here if Amendment |_|; Amendment Number:
                                               ------------
 This Amendment (Check only one.):   |_| is a restatement.
                                     |X| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nicusa Capital Partners, LP
         -------------------------------
Address: 17 State Street, 16th floor
         -------------------------------
         New York, New York  10004
         -------------------------------

13F File Number: 28-
                    -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Paul Johnson
       -------------------
Title: Managing Member
       -------------------
Phone: (212) 293-3402
       -------------------

Signature, Place, and Date of Signing:


       /s/ Paul Johnson             New York, New York        November 14, 2008
      ------------------------      --------------------      -----------------
            [Signature]              [City, State]               [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number     Name

      28-                      Nicusa Capital Partners, LP
         ------------------    ------------------------------------------------
      [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           None
                                         ---------------------------

Form 13F Information Table Entry Total:       22
                                         ---------------------------

Form 13F Information Table Value Total:       59,965
                                         ---------------------------
                                                  (thousands)

List of Other Included Managers:  None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.   Form 13F File Number           Name

            28-
      ----     ------------------------    ------------------------------------
      [Repeat as necessary.]

FORM 13F INFORMATION TABLE

                                      TITLE OF                 VALUE   SHARES/  SH/  PUT/  INVSTMT   OTHER      VOTING AUTHORITY
    NAME OF ISSUER                     CLASS       CUSIP      (x1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS  SOLE    SHARED   NONE
-----------------------               --------   ---------    -------- -------  ---  ----  ------- ---------  ------- ------ -------
AMBASSADORS GROUP INC                COM       023177108        2,739   172,170 SH             SOLE            172,170      0      0
BARRY R G CORP OHIO                  COM       068798107        4,529   659,170 SH             SOLE            659,170      0      0
BIO-IMAGING TECHNOLOGIES INC         COM       09056N103        7,171   928,828 SH             SOLE            928,828      0      0
BROADRIDGE FINANCIAL SOLUTIONS INC   COM       11133T103          946    61,500 SH             SOLE             61,500      0      0
DATA I O CORP                        COM       237690102        1,291   298,785 SH             SOLE            298,785      0      0
EAGLE MATERIALS INC                  COM       26969P108          783    35,000 SH             SOLE             35,000      0      0
FREIGHTCAR AMERICA INC               COM       357023100          820    28,000 SH             SOLE             28,000      0      0
IMAGE SENSING SYSTEMS INC            COM       45244C104        4,171   358,616 SH             SOLE            358,616      0      0
KHD HUMBOLDT WEDAG INTL LTD          COM       482462108        5,856   305,294 SH             SOLE            305,294      0      0
KSW INC                              COM       48268R106        2,760   584,795 SH             SOLE            584,795      0      0
LEAR CORP                            COM       521865105        2,240   213,300 SH             SOLE            213,300      0      0
METROPOLITAN HEALTH NETWORKS INC     COM       592142103        6,342 3,337,954 SH             SOLE          3,337,954      0      0
MOODYS CORP                          COM       615369105          893    26,250 SH             SOLE             26,250      0      0
PERCEPTRON INC                       COM       71361F100        4,482   820,850 SH             SOLE            820,850      0      0
PINNACLE AIRLINES CORP               COM       723443107          854   214,600 SH             SOLE            214,600      0      0
SCHMITT INDS INC ORE                 COM NEW   806870200        1,502   252,046 SH             SOLE            252,046      0      0
SIRONA DENTAL SYSTEMS INC            COM       82966C103        3,341   143,506 SH             SOLE            143,506      0      0
SPECIALTY UNDERWRITERS' ALLIANCE INC COM       84751T309        2,122   430,341 SH             SOLE            430,341      0      0
THOR INDS INC                        COM       885160101          732    29,500 SH             SOLE             29,500      0      0
U S G CORP                           COM NEW   903293405          883    34,500 SH             SOLE             34,500      0      0
WABCO HOLDINGS INC                   COM       92927K102          859    24,166 SH             SOLE             24,166      0      0
WILLIAMS CTLS INC                    COM NEW   969465608        4,651   361,105 SH             SOLE            361,105      0      0
                                                            59,965.30